Document and Entity Information	Nov. 14, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 14, 2023
Entity Registrant Name	Graphite Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40532
Entity Tax Identification Number	84-4867570
Entity Address Address Line 1	611 Gateway Boulevard
Entity Address Address Line 2	Suite 120
Entity Address City Or Town	South San Francisco
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94080
City Area Code	650
Local Phone Number	484-0886
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	GRPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001815776